Form N-1A Cover	May 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AltShares Trust
Entity Central Index Key	0001779306
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Prospectus Date	Sep. 28, 2023
Supplement to Prospectus [Text Block]

ALTSHARES TRUST

AltShares Merger Arbitrage ETF (the “Fund”)

Supplement dated May 31, 2024 to the Prospectus of the Fund dated September 28, 2023 (the “Prospectus”), the Statement of Additional Information of the Fund dated September 28, 2023 (the “SAI”), and the Summary Prospectus of the Fund, dated September 28, 2023 (together with the Prospectus, the “Prospectuses”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI

Effective May 31, 2024, Water Island Capital, LLC (the “Adviser”) has eliminated the voluntary fee waiver arrangement for the Fund.